UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-9105



                              New World Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Richard M. Phillips, Esq.
                           Kirkpatrick & Lockhart LLP
                           Four Embacadero, 10th Floor
                         San Francisco, California 94111
                          (Counsel for the Registrant)


ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long termSM

NEW WORLD FUND

[photograph: view of side of building with two open windows and satellite dishes]

Semi-annual report for the six months ended April 30, 2003

New World Fund(R) seeks long-term growth of capital by investing in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2003 (the most recent calendar quarter):


CLASS A SHARES                                     1 year                Lifetime (since 6/17/99)

Reflecting 5.75% maximum sales charge              -21.66%                        -5.85%


Results for other share classes can be found on page 28. Please see the inside back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES (ESPECIALLY IN DEVELOPING COUNTRIES) INVOLVES ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, POLITICAL INSTABILITY, DIFFERING SECURITIES REGULATIONS AND PERIODS OF ILLIQUIDITY. HIGH-YIELD BONDS ARE SUBJECT TO GREATER FLUCTUATIONS IN VALUE AND RISK OF LOSS OF INCOME AND PRINCIPAL. FOR MORE COMPLETE INFORMATION, PLEASE READ THE PROSPECTUS.

FELLOW SHAREHOLDERS:

[photograph: view of side of building with two open windows and satellite dishes]

Global stocks in general posted positive results over the past six months, with developing-country stocks continuing to outpace their developed-world counterparts. Developing-country bonds also earned strong returns, bolstered in particular by a weakening U.S. dollar and regional optimism in Latin America.

INVESTMENT RESULTS

For the semi-annual period from November 1, 2002, through April 30, 2003, the value of an investment in New World Fund rose 7.8% if, like most shareholders, you reinvested the dividend of 25.2 cents that was paid in December.

As you can see in the "Results at a Glance" table below, New World Fund continued to outpace its primary benchmark, the Morgan Stanley Capital International (MSCI) All Country World Free Index. The fund's diversified portfolio also provided better returns than both developed- and developing-country stocks in general, as measured by the MSCI World and MSCI Emerging Markets Free indexes, respectively.


RESULTS AT A GLANCE (CALCULATED WITH ALL DISTRIBUTIONS REINVESTED)
                                                                                                           Lifetime
                                                                            Six months                   (annualized)
                                                                        (11/01/02-4/30/03)              (since 6/17/99)

New World Fund                                                                +7.83%                        -2.41%
Morgan Stanley Capital International
     (MSCI) All Country World Free Index                                      +3.96                         -8.78
MSCI World Index                                                              +3.88                         -8.70
MSCI Emerging Markets Free (EMF) Index                                        +5.93                         -6.32
JP Morgan Emerging Markets Bond Index Plus                                   +21.59                        +14.76


Because New World Fund invests in companies based in both the developed and developing worlds, its most appropriate benchmark is the MSCI All Country World
Free Index, which blends the MSCI World and EMF indexes, weighted by market capitalization. The MSCI World Index measures 23 developed country stock markets, while the MSCI EMF Index measures 26 developing country stock markets.
New World Fund also invests in developing country government and corporate bonds. The JP Morgan Emerging Markets Bond Index Plus measures total returns for developing country bonds. The indexes are unmanaged and do not reflect the effects of sales charges, commissions or expenses.


WHERE THE FUND'S ASSETS ARE INVESTED

Geographical distribution of net assets on April 30, 2003

DEVELOPED MARKET EQUITIES                                            30.4%
     Asia
         Hong Kong                                  3.3%
         Japan                                      2.5
         Taiwan                                     1.7
         Singapore                                   .6
         Australia                                   .3
     The Americas
         United States                              8.8
         Canada                                      .4
     Europe
         United Kingdom                             3.9
         Switzerland                                1.7
         France                                     1.2
         Ireland                                    1.1
         Spain                                      1.1
         Norway                                     1.0
         Portugal                                    .9
         Netherlands                                 .8
         Finland                                     .6
         Denmark                                     .4
         Greece                                      .1

DEVELOPING MARKET EQUITIES                                           46.9
     Asia
         South Korea                               10.0
         India                                      6.0
         Philippines                                3.2
         Indonesia                                  2.3
         Thailand                                   1.2
         China                                      1.1
         Malaysia                                   1.0
     The Americas
         Brazil                                     9.2
         Mexico                                     6.8
         Chile                                      1.0
     Europe
         Hungary                                    1.5
         Russia                                      .8
         Poland                                      .6
         Croatia                                     .4
         Turkey                                      .1
     Africa/Middle East
         Israel                                     1.1
         South Africa                                .6

DEVELOPED MARKET BONDS                                                 .2
         Netherlands                                 .2

DEVELOPING MARKET BONDS                                               9.5
     Asia
         Philippines                                 .3
     The Americas
         Mexico                                     2.2
         Brazil                                     1.3
         Panama                                     1.1
         Argentina                                   .3
         Colombia                                    .3
         Venezuela                                   .1
     Europe
         Russia                                     2.5
         Turkey                                     1.1
         Poland                                      .3

CASH & equivalents                                                   13.0
Total                                                               100.0%



With the goal of reducing volatility while pursuing long-term capital appreciation, New World Fund blends three types of investments -- stocks of multinational companies based in the developed world with significant exposure to the developing world, stocks of companies based in the developing world, and government and corporate bonds of developing-country issuers. Over the fund's lifetime, its diverse portfolio has helped an investment in the fund retain more of its value during periods of declining stock prices and participate in gains made during periods of rising prices.

THE INVESTMENT ENVIRONMENT

Global stocks see-sawed from positive to negative and again to positive territory over the recent six-month period as investors struggled with conflicting economic indicators and fast-moving events in geopolitical hot spots around the globe.

The upward trend in global stock prices that had marked the start of our fiscal period was reversed in December. Through the first quarter of calendar 2003, pessimism outweighed optimism and stocks generally declined. It was not until April that global stocks were again in decidedly positive territory. There were a number of reasons for investors to see the glass as half empty. The U.S.-led war in Iraq depressed stock prices, as wars usually do at their outset. A decline in U.S. consumer spending and confidence called into question the ability of the world's largest economy to strengthen the global recovery. The threat of North Korea's revived nuclear-arms program had a negative impact on the previously soaring South Korean stock market. For short-term investors, it was all too easy to become discouraged.

Our investment strategy relies on a longer term perspective, helping us look beyond the recent ups and downs in investor confidence to some of the positive aspects of the current investment environment. Corporate profits and corporate balance sheets have both been improving, helped in some cases by a low-interest-rate environment that has allowed companies to refinance their outstanding debt at lower rates. The worst-case scenario that investors had envisioned for Brazil following the election of Labor candidate Lula da Silva failed to materialize. Indeed, President da Silva's early actions have been much closer to a best-case scenario that few investors had dared to hope for, raising confidence in the country's future and benefiting stock and bond markets throughout Latin America.

Developing-country bonds continued to deliver strong returns. With yields on U.S. Treasuries near a 40-year low, investors were enticed by values and higher yields throughout the developing world. As a result, developing-country bonds were among the strongest sectors of the bond market. Your fund invests in developing-country bonds for their total return potential -- income and price appreciation.

THE FUND'S PORTFOLIO

New World Fund's investment adviser, Capital Research and Management Company, invests with a long-term focus based on thorough research into individual companies. This company-by-company approach helps to achieve both geographic and industry diversification. As of April 30, you were part-owner through the fund of more than 110 companies in 35 countries across a broad range of industries.

Here is a brief look, arranged by the fund's three principal asset classes, at some of the companies and recent developments that have had an impact on your investment.

DEVELOPED-COUNTRY EQUITIES

The multinational companies that make up this portion of the fund's portfolio -- roughly 30% of assets on April 30 -- generally benefit from their diverse operations in markets around the world. Avon Products provides a good example of the wisdom of such a business strategy. Avon's most recent success in establishing itself in eastern Europe and Russia, in particular, is part of its long-term goal of expanding into new markets. It didn't hurt that Avon also holds a leading position in the Brazilian personal products market. On the strength of its presence in developing countries, Avon, one of the fund's ten largest holdings, gained nearly 20% for the period. Another consumer products company that benefited from its operations in Latin America was France's Groupe Danone (+9.2%). On the whole, however, it was not a good period for most of the developed-world consumer products companies in the fund's portfolio. Switzerland's Nestle declined 5%, while U.S. companies Sara Lee and Coca-Cola fell roughly 27% and 13%, respectively.

Banking was a somewhat stronger sector, and the fund's largest industry concentration at the close of the fiscal period. Allied Irish Banks (9.2%) and Australia and New Zealand Banking Group (11.8%) rose nicely, while HSBC Holdings (0.3%) was flat.

DEVELOPING-COUNTRY EQUITIES

Some of our banking stocks in the developing world showed even greater strength. Brazil's Unibanco gained nearly 100%, a clear beneficiary of the relief and optimism over Brazil's future. State Bank of India gained 24%, and Hungary's OTP Bank rose 21%. Strength in the banking sector was not universal, however. As might be expected, given the heightened threat from North Korea and the resultant pause in the rise of the South Korean stock market, the South Korean banks in the portfolio suffered. Declines ranged from a modest 4% for Daegu Bank and 6% for Shinhan Financial to roughly 16% for both Kookmin Bank and Korea Exchange Bank. Poland's Bank Zachodni (-13.6%), which was one of the fund's best returning stocks six months ago, gave back some of those gains over the most recent six months.

Most oil and gas companies in the portfolio posted gains for the period, the result of fears over a possible disruption in world oil supply due to the war in Iraq. Brazil's Petrobras (40.2%) was among the fund's biggest gainers, while Russia's LUKoil Holding gained nearly 6%.

A number of our telecommunications holdings in the developing world also posted gains for the period, reflecting their long-term growth potential and investor interest in the values that can be found in the sector. Telekomunikasi Indonesia, our largest holding as of April 30, gained nearly 42% for the period. GLOBE TELECOM and Philippine Long Distance Telephone rose roughly 36% and 70%, respectively. Most of our holdings in Latin America posted double-digit gains. Telefonos de Mexico was the exception, declining just under 1%.

Developing-country stocks accounted for almost 47% of net assets at the close of the fiscal period.

DEVELOPING-COUNTRY BONDS

As of April 30, just under 10% of the fund's portfolio was held in developing-country bonds, about the same percentage as six months ago. As we mentioned earlier, Latin American debt in general, and particularly our Brazilian holdings, benefited from the optimism that has settled over the region following the election of President da Silva in Brazil. Strengthening local currencies vis-a-vis the U.S. dollar also bolstered returns from these bonds. Our Russian debt holdings also continued to fare well.

We appreciate your continued support.

Cordially,

/s/Gina H. Despres                          /s/Robert W. Lovelace
Gina H. Despres                             Robert W. Lovelace
Chairman of the Board                       President

May 16, 2003


INVESTMENT PORTFOLIO, April 30, 2003                                  unaudited

[begin pie chart]
                                               Percent of
Industry diversification                      Net Assets
Bonds & notes                                        9.71%
Banks                                                9.78
Diversified telecommunication services               9.20
Beverages                                            6.30
Electronic equipment & instruments                   4.67
Metals & mining                                      4.34
Other industries                                    43.04
Cash & equivalents                                  12.96
[end pie chart]





                                       Percent
                                        of net
LARGEST EQUITY HOLDINGS                 assets

Telekomunikasi Indonesia                  2.31%
Cia. Vale do Rio Doce                     2.18
Fomento Economico Mexicano                2.16
Housing Development Finance               1.93
Petrobras                                 1.56
Votorantim Celulose e Papel               1.41
Unibanco                                  1.40
Avon Products                             1.38
Nestle                                    1.17
Wal-Mart de Mexico                        1.17






                                                                                                            MARKET
                                                                                                             VALUE
EQUITY SECURITIES (COMMON STOCK)                                                               SHARES         (000)

BANKS  -  9.78%
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                                 982,000     $ 17,823
Korea Exchange Bank (South Korea) (1)                                                       4,315,000       12,542
Shinhan Financial Group Co., Ltd. (South Korea)                                             1,178,000       11,639
State Bank of India (India)                                                                 1,970,000       11,613
Kookmin Bank (South Korea)                                                                    401,000       11,259
HSBC Holdings PLC (United Kingdom)                                                          1,020,000       11,150
Allied Irish Banks, PLC (Ireland)                                                             541,587        8,311
Bank Zachodni WBK SA (Poland)                                                                 524,419        8,100
Itausa - Investimentos Itau SA, preferred nominative (Brazil)                              10,377,321        7,911
Itausa - Investimentos Itau SA, preferred nominative, rights, expire 2003 (1)(2)              256,400           62
Bank of the Philippine Islands (Philippines)                                                8,092,050        5,637
ICICI Bank Ltd. (India) (1)                                                                 2,010,600        5,153
ICICI Bank Ltd. (ADR)  (1)                                                                     47,125          248
OTP Bank Rt. (Hungary)                                                                        425,000        4,571
Australia and New Zealand Banking Group Ltd. (Australia)                                      310,000        3,618
Daegu Bank, Ltd. (South Korea)                                                                725,000        2,713
United Overseas Bank Ltd. (Singapore)                                                         350,000        2,051


DIVERSIFIED TELECOMMUNICATION SERVICES  -  9.20%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk.,ClassB(Indonesia)          62,195,000       29,408
Magyar Tavkozlesi Rt. (ADR) (Hungary)                                                         755,000       14,655
Telefonica, SA (Spain) (1)                                                                  1,228,578       13,589
Telefonica, SA (1) (2)                                                                         24,571          272
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                                        1,045,000       11,986
KT Corp. (South Korea)                                                                        162,600        6,681
KT Corp. (ADR)                                                                                257,680        5,215
Portugal Telecom, SA (Portugal)                                                             1,632,000       11,676
Philippine Long Distance Telephone Co. (Philippines) (1)                                    1,304,290        9,459
Philippine Long Distance Telephone Co. (ADR) (1)                                              120,000          870
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                         314,000        9,486
Bharti Tele-Ventures Ltd. (India) (1)                                                       5,300,000        3,789
Global Light Telecommunications Inc. (Canada) (1)(2)(3)                                       240,000            2
Global Light Telecommunications Inc. (1)(2)                                                   160,000            2


BEVERAGES  -  6.30%
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                           723,000       27,445
Orkla AS (Norway)                                                                             735,857       12,813
Coca-Cola Co. (USA)                                                                           314,900       12,722
PepsiCo, Inc. (USA)                                                                           266,000       11,513
Anheuser-Busch Companies, Inc. (USA)                                                          195,000        9,727
Heineken NV (Netherlands)                                                                     158,000        5,867


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  4.67%
Samsung SDI Co., Ltd. (South Korea)                                                           218,870       13,696
Kingboard Chemical Holdings Ltd. (Hong Kong)                                               15,994,000       12,920
Kingboard Chemical Holdings Ltd., warrants, expire 2003 (1)                                   899,400          102
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                               3,970,400       12,425
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                             351,960       10,389
Venture Corp. Ltd. (Singapore)                                                                651,800        5,435
Orbotech Ltd. (Israel) (1)                                                                    162,500        2,233
Hankuk Electric Glass Co., Ltd. (South Korea)                                                  50,200        2,178


METALS & MINING  -  4.34%
Cia. Vale do Rio Doce, Class A, preferred nominative (Brazil)                                 821,000       22,033
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                              204,200        5,709
Phelps Dodge Corp. (USA) (1)                                                                  355,000       11,072
Xstrata PLC (United Kingdom)                                                                  760,000        6,769
BHP Billiton PLC (United Kingdom)                                                             682,288        3,494
Freeport-McMoRan Copper & Gold Inc., Class B (USA)                                            198,000        3,427
Anglo American PLC (United Kingdom)                                                           130,400        1,889
Yanzhou Coal Mining Co. Ltd., Class H (China)                                               2,350,000          859


FOOD PRODUCTS  -  4.08%
Nestle SA (Switzerland)                                                                        73,000       14,886
Unilever PLC (United Kingdom)                                                               1,380,000       13,583
Groupe Danone (France)                                                                         82,200       11,633
Nestle India Ltd. (India)                                                                     616,250        6,916
Sara Lee Corp. (USA)                                                                          160,400        2,692
Unilever NV (Netherlands)                                                                      35,000        2,205


WIRELESS TELECOMMUNICATION SERVICES  -  3.37%
Maxis Communications Bhd. (Malaysia)                                                        9,349,900       12,918
America Movil SA de CV, Series L (ADR) (Mexico)                                               400,500        6,716
SK Telecom Co., Ltd. (South Korea)                                                             43,000        5,984
Tele Nordeste Celular Participaeoes SA, preferred nominative (ADR) (Brazil)                   332,200        5,478
China Unicom Ltd. (China) (1)                                                               7,941,300        4,226
GLOBE TELECOM, Inc. (Philippines)                                                             366,237        3,844
China Mobile (Hong Kong) Ltd. (China)                                                       1,819,800        3,652


PHARMACEUTICALS  -  3.28%
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                            228,000       10,648
AstraZeneca PLC (United Kingdom)                                                              263,200       10,426
Dr. Reddy's Laboratories Ltd. (India)                                                         515,000        9,508
PLIVA d.d. (GDR) (Croatia)                                                                    324,000        4,455
Aventis (France)                                                                               85,000        4,317
Pfizer Inc (USA)                                                                               75,000        2,306


OIL & GAS  -  3.27%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                      1,071,000       19,867
LUKoil Holding (ADR) (Russia)                                                                 148,000       10,242
Noble Energy, Inc. (USA)                                                                      210,000        6,972
Pogo Producing Co. (USA)                                                                       60,000        2,376
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                                  60,000        2,165



DIVERSIFIED FINANCIALS  -  2.47%
Housing Development Finance Corp. Ltd. (India)                                              1,800,318       12,961
Housing Development Finance Corp. Ltd. (3)                                                  1,600,000       11,519
First Pacific Co. Ltd. (Hong Kong) (1)                                                     62,376,294        6,878


AUTOMOBILES  -  2.08%
Suzuki Motor Corp. (Japan)                                                                  1,147,000       13,580
Honda Motor Co., Ltd. (Japan)                                                                 389,000       12,884


CONSTRUCTION MATERIALS  -  2.07%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)                                        5,344,000       10,005
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                    333,453        7,619
Associated Cement Companies Ltd. (India)                                                    2,500,000        6,918
Holcim Ltd. (Switzerland)                                                                       9,500        1,783


PAPER & FOREST PRODUCTS  -  2.00%
Votorantim Celulose e Papel SA, preferred nominative (ADR) (Brazil)                           946,000       17,974
Sappi Ltd. (South Africa)                                                                     606,100        7,490


MEDIA  -  1.96%
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico) (1)                    260,000        7,888
ABS-CBN Holdings Corp. (PDR) (Philippines) (1)                                             30,470,600        6,978
Independent News & Media PLC (Ireland)                                                      4,418,256        5,819
Independent News & Media PLC, rights, expire 2003 (1)                                         691,333          363
BEC World PCL (Thailand)                                                                      800,000        3,847


PERSONAL PRODUCTS  -  1.38%
Avon Products, Inc. (USA)                                                                     301,000       17,509


MULTILINE RETAIL  -  1.17%
Wal-Mart de Mexico, SA de CV, Series V (ADR) (Mexico)                                         428,000       11,856
Wal-Mart de Mexico, SA de CV, Series V                                                      1,070,000        2,986


COMMERCIAL SERVICES & SUPPLIES  -  1.15%
Sylvan Learning Systems, Inc. (USA) (1)                                                       710,000       12,453
Sabre Holdings Corp., Class A (USA)                                                           105,098        2,198


CONSTRUCTION & ENGINEERING  -  1.08%
Daelim Industrial Co., Ltd. (South Korea)                                                     846,340       13,798


HOUSEHOLD PRODUCTS  -  0.91%
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                                        4,744,000       11,634


TEXTILES, APPAREL & LUXURY GOODS  -  0.80%
Cheil Industries Inc. (South Korea)                                                           805,000       10,174


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.80%
Samsung Electronics Co., Ltd. (South Korea)                                                    39,550        9,932
ASM Pacific Technology Ltd. (Hong Kong)                                                        80,000          199


ELECTRICAL EQUIPMENT  -  0.75%
ABB Ltd (Switzerland) (1)                                                                   1,573,620        4,840
Johnson Electric Holdings Ltd. (Hong Kong)                                                  3,350,000        3,608
LG Cable Ltd. (South Korea)                                                                   110,000        1,069


REAL ESTATE  -  0.72%
SM Prime Holdings, Inc. (Philippines)                                                      98,000,000        9,164


DISTRIBUTORS  -  0.67%
Li & Fung Ltd. (Hong Kong)                                                                  7,641,000        8,573


INSURANCE  -  0.59%
American International Group, Inc. (USA)                                                      130,000        7,534


MACHINERY  -  0.57%
Metso Oyj (Finland)                                                                           770,000        7,305


CHEMICALS  -  0.56%
Hyosung Corp. (South Korea)                                                                   759,200        7,095


AEROSPACE & DEFENSE  -  0.56%
EMBRAER - Empresa Brasileira de Aeronautica SA, preferred nominative(ADR)(Brazil)           511,158        7,090


OTHER  -  2.52%
AES Corp. (USA) (1)                                                                         1,000,000        6,010
Quanta Computer Inc. (Taiwan)                                                               3,095,200        5,421
International Container Terminal Services, Inc. (Philippines)                              88,828,000        4,170
Asahi Glass Co., Ltd. (Japan)                                                                 760,000        4,047
Korea Gas Corp. (South Korea)                                                                 136,560        3,075
Zhejiang Expressway Co. Ltd., Class H (China)                                               5,500,000        2,116
Huaneng Power International, Inc., Class H (China)                                          2,135,000        2,026
Infosys Technologies Ltd. (India)                                                              27,000        1,592
Migros Turk TAS (Turkey)                                                                  150,000,000        1,325
Lumenis Ltd. (Israel) (1)                                                                     820,000        1,312
Sony Corp. (Japan)                                                                             40,000          973


MISCELLANEOUS  -  4.23%
Other equity securities in initial period of acquisition                                                    53,853


TOTAL EQUITY SECURITIES (cost: $1,042,292,000)                                                             983,666



                                                                                            Principal       Market
                                                                                               amount        value
BONDS & notes                                                                                    (000)        (000)
NON-U.S. GOVERNMENT OBLIGATIONS  -  9.21%
Russian Federation:
 8.25% 2010 (3)                                                                         $       3,848      $ 4,350
 8.25% 2010                                                                                     2,000        2,261
 5.00% 2030 (3)  (4)                                                                           26,813       24,299
 5.00% 2030 (4)                                                                                 1,500        1,359
United Mexican States Government:                                                                   `
 Global 8.625% 2008                                                                             5,471        6,557
 Global 10.375% 2009                                                                            4,500        5,843
 9.875% 2010                                                                                    2,875        3,670
 11.375% 2016                                                                                   8,620       12,348
Brazil (Federal Republic of):
 2.188% 2009 (4)                                                                                2,922        2,439
 14.50% 2009                                                                                    3,725        4,237
 Global 10.125% 2027                                                                           12,000        9,870
Turkey (Republic of):
 Treasury Bill 0% 2004                                                               TRL9,873,480,000        4,601
 11.875% 2030                                                                           $       8,900        9,078
Panama (Republic of):
 Interest Reduction Bond 5.00% 2014 (4)                                                         3,032        2,774
 Global 9.375% 2023                                                                             3,888        4,209
 Global 9.375% 2029                                                                             5,815        6,484
Philippines (Republic of) 10.625% 2025                                                          3,700        4,005
Argentina (Republic of) Global: (5)
 7.00%/15.50% 2008 (6)                                                                          2,029          598
 12.25% 2018 (7)                                                                               11,873        3,301
Colombia (Republic of) Global 10.75% 2013                                                       3,300        3,803
Venezuela (Republic of) 9.25% 2027                                                              1,500          983


WIRELESS TELECOMMUNICATION SERVICES  -  0.38%
Cellco Finance NV 12.75% 2005                                                                   2,725        2,793
PTC International Finance BV 10.75% 2007                                                        1,990        2,094



ELECTRICAL EQUIPMENT  -  0.10%
Elektrim Finance BV 2.00% 2005 (2)                                          Euro                       1,984 1,329


OIL & GAS  -  0.02%
Petrozuata Finance, Inc., Series B, 8.22% 2017 (3) (8)                                   $        300          230


TOTAL BONDS & notes (cost: $106,389,000)                                                                   123,515



                                                                                            Principal       Market
                                                                                               amount        value
SHORT-TERM SECURITIES                                                                            (000)        (000)

CORPORATE SHORT-TERM NOTES  -  7.83%
Dexia Delaware LLC 1.25% due 6/2/2003                                                   $      30,700     $ 30,665
Electricite de France 1.26% due 5/6/2003                                                       19,300       19,296
General Electric Capital Corp.1.37% due 5/1/2003                                               15,000       14,999
HBOS Treasury Services PLC 1.25% due 6/17/2003                                                 13,000       12,978
Rabobank Nederland NV 1.23% due 5/5/2003                                                       11,700       11,698
BNP Paribas Finance Inc. 1.25% due 6/17/2003                                                    5,600        5,591
Societe Generale North America Inc. 1.235% due 5/1/2003                                         4,400        4,400


FEDERAL AGENCY DISCOUNT NOTES  -  4.53%
International Bank for Reconstruction and Development 1.17% due 5/12/2003                      27,700       27,689
Fannie Mae 1.165%-1.20% due 6/11-7/23/2003                                                     24,500       24,448
Federal Home Loan Bank 1.18% due 5/7/2003                                                       5,500        5,499

TOTAL SHORT-TERM SECURITIES (cost: $157,262,000)                                                           157,263


TOTAL INVESTMENT SECURITIES (cost: $1,305,943,000)                                                       1,264,444
New Taiwanese Dollar (cost: $305,000)                                                       NT$10,228          294

OTHER ASSETS LESS LIABILITIES                                                                                7,335

NET ASSETS                                                                                              $1,272,073


(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the Board of Directors.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Coupon rate may change periodically.
(5) Scheduled interest payments not made; reorganization pending.
(6) Step bond; coupon rate will increase at a later date.
(7) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(8) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts

See Notes to Financial Statements



EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE OCTOBER 31, 2002 Associated Cement Companies
Phelps Dodge
Portugal Telecom
SK Telecom
Telefonica

EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE OCTOBER 31, 2002 Benpres Holdings
BP Finance
COSMOTE Mobile Telecommunications
Fuji Photo Film
Hellenic Telecommunications Organization
Kimberly-Clark
McDonald's
Millennium & Copthorne Hotels
Monsanto
Nokia
Organizacion Soriana
Pharmacia
POSCO
PT Indofood Sukses Makmur
Telecom Argentina STET-France Telecom
Tubos de Acero de Mexico
United Pan-Europe Communications
Yapi ve Kredi Bankasi


FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES                                          UNAUDITED
at April 30, 2003                                      (dollars and shares in thousands,
                                                               except per-share amounts)

Assets:
 Investment securities at market (cost: $1,305,943)                          $1,264,444
 Cash denominated in non-U.S. currencies (cost: $305)                               294
 Cash                                                                               442
 Receivables for:
  Sales of investments                                            $2,680
  Sales of fund's shares                                           3,471
  Dividends and interest                                           6,926         13,077
                                                                              1,278,257
Liabilities:
 Payables for:
  Purchases of investments                                            93
  Repurchases of fund's shares                                     3,827
  Investment advisory services                                       800
  Services provided by affiliates                                    606
  Deferred Directors' compensation                                   391
  Other fees and expenses                                            467          6,184
Net assets at April 30, 2003                                                 $1,272,073

Net assets consist of:
 Capital paid in on shares of capital stock                                  $1,585,511
 Undistributed net investment income                                              4,398
 Accumulated net realized loss                                                 (275,988)
 Net unrealized depreciation                                                    (41,848)
Net assets at April 30, 2003                                                 $1,272,073


TOTAL AUTHORIZED CAPITAL STOCK - 200,000 SHARES, $.01 PAR VALUE
                                              Net assets          Shares outstanding        Net asset
                                                                                      value per share(1)

Class A                                       $1,140,395          56,685                $20.12
Class B                                        34,099              1,709                 19.96
Class C                                        17,558                883                 19.87
Class F                                        32,678              1,629                 20.06
Class 529-A                                     7,506                374                 20.08
Class 529-B                                     1,410                 71                 19.94
Class 529-C                                     1,982                 99                 19.97
Class 529-E                                       425                 21                 20.06
Class 529-F                                       233                 12                 20.09
Class R-1                                         154                  8                 19.99
Class R-2                                       1,834                 92                 20.00
Class R-3                                       2,018                100                 20.13
Class R-4                                         372                 18                 20.19
Class R-5                                      31,409              1,559                 20.14


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $21.35 and $21.31, respectively.

See Notes to Financial Statements


STATEMENT OF OPERATIONS                                                       UNAUDITED
for the six months ended April 30, 2003                           (dollars in thousands)

Investment income:
 Income:
  Dividends (net of non-U.S. withholding tax of $1,300)          $12,064
  Interest (net of non-U.S. withholding tax of $3)                 7,364        $19,428

 Fees and expenses:
  Investment advisory services                                     4,761
  Distribution services                                            1,561
  Transfer agent services                                          1,045
  Administrative services                                             85
  Reports to shareholders                                            167
  Registration statement and prospectus                              153
  Postage, stationery and supplies                                   139
  Directors' compensation                                             69
  Auditing and legal                                                  70
  Custodian                                                          299
  State and local taxes                                               59
  Other                                                               45
  Total expenses before reimbursement                              8,453
   Reimbursement of expenses                                           7          8,446
 Net investment income                                                           10,982

Net realized loss and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized loss on:
  Investments                                                    (53,686)
  Non-U.S. currency transactions                                    (249)       (53,935)
 Net unrealized appreciation (depreciation) on:
  Investments                                                    134,605
  Non-U.S. currency translations                                    (354)       134,251
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                         80,316
Net increase in net assets resulting
 from operations                                                                $91,298




See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS                                (dollars in thousands)

                                                              Six months     Year ended
                                                         ended April 30,    October 31,
                                                                   2003*           2002
Operations:
 Net investment income                                           $10,982        $20,145
 Net realized loss on investments and
  non-U.S. currency transactions                                 (53,935)       (60,329)
 Net unrealized appreciation
  on investments and non-U.S. currency translations              134,251         44,788
  Net increase in net assets
   resulting from operations                                      91,298          4,604

Dividends paid to shareholders from net investment income        (15,503)       (30,241)

Capital share transactions                                        24,532        118,769

Total increase in net assets                                     100,327         93,132

Net assets:
 Beginning of period                                           1,171,746      1,078,614
 End of period (including undistributed
  net investment income: $4,398 and $8,919, respectively)     $1,272,073     $1,171,746

*Unaudited

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS                                         unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - New World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%        None (except 1% for              None
                                               certain redemptions
                                               within one year of
                                               purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None           Declines from 5% to zero         Classes B and 529-B
                                               for redemptions within           convert to classes A
                                               six years of purchase            and 529-A, respectively,
                                                                                after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within          Class C converts to Class
                                                one year of purchase            F after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended April 30, 2003, there were no non-U.S. taxes paid on realized gains. As of April 30, 2003, non-U.S. taxes provided on unrealized gains were $415,000.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; expenses deferred for tax purposes; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of April 30, 2003, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $1,310,589,000.

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                              (dollars in thousands)
Undistributed net investment income and currency gains                                       $8,125
Accumulated short-term capital losses                                                      (220,315)
Accumulated long-term capital losses                                                        (54,592)
Gross unrealized appreciation on investment securities                                      122,963
Gross unrealized depreciation on investment securities                                     (168,814)

Accumulated short-term capital losses above include capital loss carryforwards of $581,000, $3,743,000, $158,373,000 and $58,463,000 expiring in 2007, 2008,
2009 and 2010, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                                 Distributions from ordinary income
                                                                                         Distributions from                 Total
                                                  Net investment           Short-term             long-term         distributions
Share class(1)                          income and currency gains       capital gains         capital gains                  paid
Six months ended April 30, 2003
Class A                                                 $ 14,276                -                  -                     $ 14,276
Class B                                                      183                -                  -                          183
Class C                                                      124                -                  -                          124
Class F                                                      377                -                  -                          377
Class 529-A                                                   72                -                  -                           72
Class 529-B                                                   10                -                  -                           10
Class 529-C                                                   14                -                  -                           14
Class 529-E                                                    4                -                  -                            4
Class 529-F                                                   -*                -                  -                            -*
Class R-1                                                     -*                -                  -                            -*
Class R-2                                                     11                -                  -                           11
Class R-3                                                     14                -                  -                           14
Class R-4                                                      1                -                  -                            1
Class R-5                                                    417                -                  -                          417
Total                                                   $ 15,503                -                  -                     $ 15,503

Year ended October 31, 2002
Class A                                                 $ 29,677                -                  -                     $ 29,677
Class B                                                      410                -                  -                          410
Class C                                                       59                -                  -                           59
Class F                                                       95                -                  -                           95
Total                                                   $ 30,241                -                  -                     $ 30,241

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5
    shares were offered beginning May 15, 2002.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.620% on such assets in excess of $2.5 billion. For the six months ended April 30, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.793% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described in the next page.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the six months ended April 30, 2003, were as follows (dollars in thousands):

----------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
                                                  -------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                       services                              administrative
                                                                                                services
---------------------------------------------------------------------------------------------------------------
    Class A          $1,271           $1,010        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B            155              35          Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C            76            Included             $12                 $5             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            34            Included              20                  8             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A           4            Included              5                   1                   $3
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B           5            Included              1                   1                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C           8            Included              1                   1                    1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E           1            Included              -*                  -*                  -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          -*            Included              -*                  -*                  -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           -*            Included              -*                  1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2            4            Included              1                   6             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3            3            Included              1                   2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           -*            Included              -*                  -*            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included              14                  1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total           $1,561           $1,045              $55                 $26                  $4
----------------===============================================================================================
* Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1999, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                     Reinvestments
                                           Sales (2)                 of dividends              Repurchases(2)         Net increase
Share class (1)                         Amount     Shares          Amount   Shares          Amount     Shares       Amount   Shares
Six months ended April 30, 2003
Class A                              $ 425,114     22,099        $ 13,514      691      $ (437,576)   (22,770)     $ 1,052       20
Class B                                  8,446        441             178        9          (5,749)      (300)       2,875      150
Class C                                 40,393      2,115             115        6         (36,960)    (1,936)       3,548      185
Class F                                 72,466      3,777             295       15         (65,394)    (3,407)       7,367      385
Class 529-A                              2,541        132              72        4            (117)        (6)       2,496      130
Class 529-B                                642         33              10        1             (15)        (1)         637       33
Class 529-C                                670         34              15        1             (22)        (1)         663       34
Class 529-E                                115          6               4       -*              -*         -*          119        6
Class 529-F                                221         11              -*       -*              (7)        -*          214       11
Class R-1                                  132          7              -*       -*              (9)        -*          123        7
Class R-2                                1,452         75              10        1            (310)       (16)       1,152       60
Class R-3                                1,767         91              14        1            (631)       (33)       1,150       59
Class R-4                                  528         26               1       -*            (246)       (12)         283       14
Class R-5                                4,577        235             410       21          (2,134)      (109)       2,853      147
Total net increase
   (decrease) in fund                $ 559,064     29,082        $ 14,638      750      $ (549,170)   (28,591)    $ 24,532    1,241

Year ended October 31, 2002
Class A                              $ 859,353     41,301        $ 28,104    1,397      $ (854,651)   (41,340)    $ 32,806    1,358
Class B                                 23,023      1,089             400       20         (12,957)      (626)      10,466      483
Class C                                 58,835      2,868              57        3         (47,523)    (2,332)      11,369      539
Class F                                 97,763      4,669              77        4         (74,712)    (3,562)      23,128    1,111
Class 529-A                              5,324        247               -        -             (65)        (3)       5,259      244
Class 529-B                                803         38               -        -              (3)        -*          800       38
Class 529-C                              1,401         65               -        -              (8)        -*        1,393       65
Class 529-E                                330         15               -        -              -*         -*          330       15
Class 529-F                                  8          1               -        -               -          -            8        1
Class R-1                                   26          1               -        -               -          -           26        1
Class R-2                                  620         32               -        -              (1)        -*          619       32
Class R-3                                  877         45               -        -             (88)        (4)         789       41
Class R-4                                  151          8               -        -             (75)        (4)          76        4
Class R-5                               32,534      1,452               -        -            (834)       (40)      31,700    1,412
Total net increase
   (decrease) in fund              $ 1,081,048     51,831        $ 28,638    1,424      $ (990,917)   (47,911)   $ 118,769    5,344

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5
    shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of April 30, 2003, the total value of restricted securities was $40,400,000, which represents 3.18% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and securities, of $203,930,000 and $165,989,000, respectively, during the six months ended April 30, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended April 30, 2003, the custodian fee of $299,000 includes $1,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS(1)

                                                                        Income (loss)
                                                               from investment operations (3)

                                                                                Net
                                          Net asset                   gains(losses)              Dividends
                                           value,             Net     on securities  Total from  (from net   Net asset
                                          beginning    investment    (both realized  investment investment  value, end    Total
                                          of period  income (loss)   and unrealized) operations    income)   of period   return(5)
Class A:
 Six months ended 4/30/2003            (2) $18.90        $.18             $1.29        $1.47      $(.25)      $20.12      7.83%
 Year ended 10/31/2002                      19.04         .34               .07          .41      (.55)        18.90      1.95
 Year ended 10/31/2001                      22.81         .47             (3.87)       (3.40)      (.37)       19.04    (15.13)
 Year ended 10/31/2000                      23.67         .42             (1.08)        (.66)      (.20)       22.81     (2.91)
 Period from 6/17/1999 to 10/31/1999        23.56         .16              (.05)         .11          -        23.67       .47
Class B:
 Six months ended 4/30/2003            (2)  18.69         .10              1.29         1.39       (.12)       19.96      7.43
 Year ended 10/31/2002                      18.82         .16               .09          .25       (.38)       18.69      1.17
 Year ended 10/31/2001                      22.71         .28             (3.85)       (3.57)      (.32)       18.82    (15.91)
 Period from 3/15/2000 to 10/31/2000        29.09         .20             (6.58)       (6.38)         -        22.71    (21.93)
Class C:
 Six months ended 4/30/2003            (2)  18.66         .10              1.28         1.38       (.17)       19.87      7.40
 Year ended 10/31/2002                      18.76         .12               .12          .24       (.34)       18.66      1.15
 Period from 3/15/2001 to 10/31/2001        21.44         .09             (2.77)       (2.68)         -        18.76    (12.50)
Class F:
 Six months ended 4/30/2003            (2)  18.88         .18              1.28         1.46       (.28)       20.06      7.77
 Year ended 10/31/2002                      18.98         .28               .12          .40       (.50)       18.88      1.95
 Period from 3/16/2001 to 10/31/2001        21.42         .21             (2.65)       (2.44)         -        18.98    (11.39)
Class 529-A:
 Six months ended 4/30/2003            (2)  18.89         .19              1.27         1.46       (.27)       20.08      7.77
 Period from 2/19/2002 to 10/31/2002        21.19         .14             (2.44)       (2.30)         -        18.89    (10.85)
Class 529-B:
 Six months ended 4/30/2003            (2)  18.79         .10              1.26         1.36       (.21)       19.94      7.29
 Period from 2/26/2002 to 10/31/2002        21.20         .02             (2.43)       (2.41)         -        18.79    (11.37)
Class 529-C:
 Six months ended 4/30/2003            (2)  18.79         .10              1.28         1.38       (.20)       19.97      7.35
 Period from 2/25/2002 to 10/31/2002        21.15         .04             (2.40)       (2.36)         -        18.79    (11.16)
Class 529-E:
 Six months ended 4/30/2003            (2)  18.86         .15              1.29         1.44       (.24)       20.06      7.66
 Period from 3/22/2002 to 10/31/2002        22.57         .10             (3.81)       (3.71)         -        18.86    (16.44)
Class 529-F:
 Six months ended 4/30/2003            (2)  18.90         .22              1.24         1.46       (.27)       20.09      7.78
 Period from 9/17/2002 to 10/31/2002        19.44           - (4)          (.54)        (.54)         -        18.90     (2.78)
Class R-1:
 Six months ended 4/30/2003            (2)  18.85         .14              1.25         1.39       (.25)       19.99      7.39
 Period from 6/11/2002 to 10/31/2002        22.44         .01             (3.60)       (3.59)         -        18.85    (16.00)
Class R-2:
 Six months ended 4/30/2003            (2)  18.86         .12              1.27         1.39       (.25)       20.00      7.41
 Period from 6/7/2002 to 10/31/2002         22.37        (.02)            (3.49)       (3.51)         -        18.86    (15.69)
Class R-3:
 Six months ended 4/30/2003            (2)  18.96         .16              1.27         1.43       (.26)       20.13      7.60
 Period from 6/6/2002 to 10/31/2002         22.41         .03             (3.48)       (3.45)         -        18.96    (15.39)
Class R-4:
 Six months ended 4/30/2003            (2)  18.90         .19              1.28         1.47       (.18)       20.19      7.82
 Period from 10/7/2002 to 10/31/2002        18.21           - (4)           .69          .69          -        18.90      3.79
Class R-5:
 Six months ended 4/30/2003            (2)  18.93         .21              1.30         1.51       (.30)       20.14      8.00
 Period from 5/15/2002 to 10/31/2002        23.05         .12             (4.24)       (4.12)         -        18.93    (17.87)




                                                              Ratio of            Ratio of
                                              Net assets,     expenses          net income
                                             end of period  to average    (loss to average
                                             (in millions)  net assets  average net assets
Class A:
 Six months ended 4/30/2003            (2)       $1,140        1.38%  (7)       1.85% (7)
 Year ended 10/31/2002                            1,071        1.34             1.65
 Year ended 10/31/2001                            1,053        1.29             2.15
 Year ended 10/31/2000                            1,279        1.35             1.61
 Period from 6/17/1999 to 10/31/1999                739        1.46  (7)        1.83 (7)
Class B:
 Six months ended 4/30/2003            (2)           34        2.18  (7)        1.07 (7)
 Year ended 10/31/2002                               29        2.15              .78
 Year ended 10/31/2001                               20        2.13             1.32
 Period from 3/15/2000 to 10/31/2000                 16        2.03  (7)         .93 (7)
Class C:
 Six months ended 4/30/2003            (2)           18        2.18  (7)        1.08 (7)
 Year ended 10/31/2002                               13        2.14              .61
 Period from 3/15/2001 to 10/31/2001                  3        2.19  (7)         .69 (7)
Class F:
 Six months ended 4/30/2003            (2)           33        1.40  (7)        1.86 (7)
 Year ended 10/31/2002                               23        1.38             1.35
 Period from 3/16/2001 to 10/31/2001                  3        1.40  (7)        1.62 (7)
Class 529-A:
 Six months ended 4/30/2003            (2)            8        1.37  (7)        1.95 (7)
 Period from 2/19/2002 to 10/31/2002                  5        1.47  (7)         .99 (7)
Class 529-B:
 Six months ended 4/30/2003            (2)            1        2.34  (7)        1.01 (7)
 Period from 2/26/2002 to 10/31/2002                  1        2.25  (7)         .14 (7)
Class 529-C:
 Six months ended 4/30/2003            (2)            2        2.30  (7)        1.01 (7)
 Period from 2/25/2002 to 10/31/2002                  1        2.21  (7)         .26 (7)
Class 529-E:
 Six months ended 4/30/2003            (2)            1        1.75  (7)        1.55 (7)
 Period from 3/22/2002 to 10/31/2002                  - (6)    1.66  (7)         .78 (7)
Class 529-F:
 Six months ended 4/30/2003            (2)            - (6)    1.50  (7)        2.29 (7)
 Period from 9/17/2002 to 10/31/2002                  - (6)     .17                - (9)
Class R-1:
 Six months ended 4/30/2003            (2)            - (6)    2.17 (7,8)       1.49 (7)
 Period from 6/11/2002 to 10/31/2002                  - (6)     .81  (8)         .06
Class R-2:
 Six months ended 4/30/2003            (2)            2        2.12 (7,8)       1.28 (7)
 Period from 6/7/2002 to 10/31/2002                   1         .83  (8)        (.11)
Class R-3:
 Six months ended 4/30/2003            (2)            2        1.73 (7,8)       1.67 (7)
 Period from 6/6/2002 to 10/31/2002                   1         .68  (8)         .13
Class R-4:
 Six months ended 4/30/2003            (2)            - (6)    1.38 (7,8)       1.94 (7)
 Period from 10/7/2002 to 10/31/2002                  - (6)     .09  (8)           - (9)
Class R-5:
 Six months ended 4/30/2003            (2)           31        1.05  (7)        2.19 (7)
 Period from 5/15/2002 to 10/31/2002                 27         .46              .62




                                                                 Six months ended
                                                                    April 30,        Year ended October 31         June 17 to
                                                                    2003(2)          2002     2001     2000       October 31, 1999

Portfolio turnover rate for all classes of shares                     16%             32%      40%      30%          1%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Period from June 17, 1999 to October 31, 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Amount less than one cent.
(5) Total returns exclude all sales charges, including contingent deferred sales charges.
(6) Amount less than 1 million.
(7) Annualized.
(8) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 4.23%, 2.90%, 1.97% and 1.62% for classes R-1, R-2, R-3 and R-4, respectively, during the six months ended April 30, 2003, and 3.49%, 1.04%, .77% and .13% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended October 31, 2002.
(9) Amount less than .01 percent.


OTHER SHARE CLASS RESULTS                                             unaudited


CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended March 31, 2003 (the most recent calendar quarter):

                                                                                     1 year              Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales
     charge (CDSC), maximum of 5%, payable only
     if shares are sold within six years of purchase                                 -21.66%               -13.49%(1)
Not reflecting CDSC                                                                  -17.56%               -12.66%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                                  -18.37%                -5.93%(2)
Not reflecting CDSC                                                                  -17.55%                -5.93%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                              -16.91%                -4.84%(4)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                                -21.72%               -14.48%(5)
Not reflecting maximum sales charge                                                  -16.93%                -9.80%(5)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                            -21.70%               -14.01%(6)
Not reflecting CDSC                                                                  -17.63%               -10.77%(6)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                            -18.43%               -10.54%(7)
Not reflecting CDSC                                                                  -17.61%               -10.54%(7)

CLASS 529-E SHARES(3)
Total return                                                                         -17.20%               -16.17%(8)

CLASS 529-F SHARES(3)
Total return                                                                              --                -2.78%(9)

(1)Average annual compound return from March 15, 2000, when Class B shares were first sold.
(2)Average annual compound return from March 15, 2001, when Class C shares were first sold.
(3)These shares are sold without any initial or contingent deferred sales charge.
(4)Average annual compound return from March 16, 2001, when Class F shares were first sold.
(5)Average annual compound return from February 19, 2002, when Class 529-A shares were first sold.
(6)Average annual compound return from February 26, 2002, when Class 529-B shares were first sold.
(7)Average annual compound return from February 25, 2002, when Class 529-C shares were first sold.
(8)Average annual compound return from March 22, 2002, when Class 529-E shares were first sold.
(9)From September 17, 2002, when Class 529-F shares were first sold.


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Kirkpatrick & Lockhart LLP
Four Embarcadero Center
San Francisco, CA 94111-4121

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in New World Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.81% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.80% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.04%) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of New World Fund but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long termSM

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we rely on our own research to find well-managed companies.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

GROWTH FUNDS
AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

GROWTH-AND-INCOME FUNDS
American Mutual Fund(R)
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America(R)
Washington Mutual Investors FundSM

EQUITY-INCOME FUNDS
Capital Income Builder(R)
The Income Fund of America(R)

BALANCED FUND
American Balanced Fund(R)

BOND FUNDS
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities FundSM

TAX-EXEMPT BOND FUNDS
American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America(R)

STATE-SPECIFIC TAX-EXEMPT FUNDS
The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

MONEY MARKET FUNDS
The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. NWF-013-0603

Litho in USA KBD/INS/6226

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.



ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.



ITEM 4 - Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to Registrant.



ITEM 5 - Audit Committee Disclosure for Listed Companies

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved


ITEM 9 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10 - Exhibits

(a) Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.



By  /s/ Robert W. Lovelace
Robert W. Lovelace, President and PEO

Date: July 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ Robert W. Lovelace
         Robert W. Lovelace, President and PEO

Date: July 7, 2003



 By     /s/ R. Marcia Gould
        R. Marcia Gould, Treasurer

Date: July 7, 2003